Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Maximum exposure to credit risk for Loans and Other Financing (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 609,603,369	$ 705,089,666
Percentage of maximum exposure to credit risk	100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk		$ 671,585,542
Percentage of maximum exposure to credit risk	95.87%	95.25%
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 20,149,542	$ 27,078,429
Percentage of maximum exposure to credit risk	3.31%	3.84%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,012,162	$ 6,425,695
Percentage of maximum exposure to credit risk	0.82%	0.91%
Performing [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 593,240,522	$ 682,265,682
Percentage of maximum exposure to credit risk	97.32%	96.76%
Performing [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 580,654,510	$ 665,422,537
Performing [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	12,586,012	16,843,145
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 11,350,685	$ 16,398,289
Percentage of maximum exposure to credit risk	1.86%	2.33%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 3,787,155	$ 6,163,005
Past due but not impaired [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	7,563,530	10,235,284
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 542,569,381	$ 560,849,754
Percentage of maximum exposure to credit risk	89.00%	79.54%
High grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	0.00%	0.00%
High grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.50%	3.50%
High grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 540,102,835	$ 559,233,631
High grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,466,546	1,616,123
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 26,998,728	$ 87,736,392
Percentage of maximum exposure to credit risk	4.43%	12.44%
Standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.51%	3.51%
Standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.00%	7.00%
Standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 23,952,353	$ 82,840,667
Standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	3,046,375	4,895,725
Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 23,672,413	$ 33,679,536
Percentage of maximum exposure to credit risk	3.89%	4.78%
Sub- standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.01%	7.01%
Sub- standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.00%	33.00%
Sub- standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 16,599,322	$ 23,348,239
Sub- standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	7,073,091	10,331,297
Impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,012,162	$ 6,425,695
Percentage of maximum exposure to credit risk	0.82%	0.91%
Range PD	100.00%	100.00%
Impaired [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 584,441,665
Impaired [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,012,162	$ 6,425,695
Commercial Loans [Member]
Disclosure of internal credit grades [line items]
Percentage of credit quality of loans	100.00%	100.00%